RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 6.0	$ 25.0	$ 24.0
Supplementary payments	6.0	25.0	24.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(69.0)
Pension obligation -50bps/-1yr	79.0
Pension cost +50bps/+1yr	(2.0)
Pension cost -50bps/-1yr	1.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	74.0
Pension obligation -50bps/-1yr	(66.0)
Pension cost +50bps/+1yr	1.0
Pension cost -50bps/-1yr	(1.0)
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	35.0
Pension obligation -50bps/-1yr	(34.0)
Pension cost -50bps/-1yr	(1.0)
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan		10.0	20.0
Supplementary payments		$ 10.0	$ 20.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(24.0)
Pension obligation -50bps/-1yr	27.0
Pension cost +50bps/+1yr	(1.0)
Pension cost -50bps/-1yr	1.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	12.0
Pension obligation -50bps/-1yr	$ (13.0)